Income Taxes - Unrecognized Tax Benefit (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 1,148	$ 1,046	$ 1,175	$ 1,454
Unrecognized Tax Benefits, Period Increase (Decrease)	$ 102	$ (129)	$ (279)